Schedule of other expenses and financial costs (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other Expenses And Financial Costs
Travel & related expenses	$ (65,672)	$ (17,093)	$ (141,196)
Insurance expenses	(82,296)	(46,665)	(45,083)
Business expenses	(2,685)	(1,583)	(26,772)
Total other expenses	(150,653)	(65,341)	(213,051)
Interest expense	(155,855)	(78,461)	(41,389)
Bank charges	(2,760)	(4,913)	(4,322)
Merchant facility fees	(24,462)	(30,825)	(59,656)
Total financial expenses	$ (183,077)	$ (114,199)	$ (105,367)